CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock	Additional Paid-In Capital	Retained Deficit	Total
Beginning Balance, Shares at Aug. 31, 2015	26,572,615
Beginning Balance, Amount at Aug. 31, 2015	$ 26,572	$ 26,144,117	$ (29,039,014)	$ (2,868,325)
Stock based compensation related to restricted stock issuance, Shares	90,000
Stock based compensation related to restricted stock issuance, Amount	$ 90	337,410		337,500
Exercise of stock options, Shares	282,106
Exercise of stock options, Amount	$ 282	(282)
February 2016 Private Placement units issued, Shares	618,000
February 2016 Private Placement units issued, Amount	$ 619	2,480,587		2,481,206
February 2016 Private Placement derivative liability at inception		(1,714,395)		(1,714,395)
June 2016 Private Placement units issued, Shares	937,500
June 2016 Private Placement units issued, Amount	$ 937	2,999,063		3,000,000
Stock based compensation due to common stock purchase options		308,763		308,763
Discount on convertible promissory note due to detachable warrants		3,008,812		3,008,812
Discount on convertible promissory note due to beneficial conversion feature		165,640		165,640
Net loss			(4,637,313)	(4,637,313)
Ending Balance, Shares at Aug. 31, 2016	28,500,221
Ending Balance, Amount at Aug. 31, 2016	$ 28,500	33,729,715	(33,676,327)	81,888
Stock based compensation due to common stock purchase options		199,599		199,599
July 2017 Private Placement units issued, Shares	300,000
July 2017 Private Placement units issued, Amount	$ 300	689,700		690,000
Stock based compensation related to stock issuances, Shares	138,904
Stock based compensation related to stock issuances, Amount	$ 139	448,463		448,602
Exercise of warrants for cash, Shares	129,000
Exercise of warrants for cash, Amount	$ 129	301,731		301,860
Exercise of warrants on a cashless basis, Shares	5,215,046
Exercise of warrants on a cashless basis, Amount	$ 5,215	(5,215)
Exercise of stock options on a cashless basis, Shares	46,520
Exercise of stock options on a cashless basis, Amount	$ 47	(47)
Net loss			(5,353,425)	(5,353,425)
Ending Balance, Shares at Aug. 31, 2017	34,329,691
Ending Balance, Amount at Aug. 31, 2017	$ 34,330	35,363,946	(39,029,752)	(3,631,476)
Stock based compensation due to common stock purchase options		514,273		514,273
Discount on convertible promissory note due to detachable warrants		1,074,265		1,074,265
Stock based compensation related to stock issuances, Shares	210,000
Stock based compensation related to stock issuances, Amount	$ 210	1,022,490		1,022,700
Exercise of warrants for cash, Shares	80,000
Exercise of warrants for cash, Amount	$ 80	247,920		248,000
Exercise of warrants on a cashless basis, Shares	379,880
Exercise of warrants on a cashless basis, Amount	$ 379	(379)
Exercise of stock options on a cashless basis, Shares	79,248
Exercise of stock options on a cashless basis, Amount	$ 79	(79)
September 2017 Private Placement units issued, Shares	821,600
September 2017 Private Placement units issued, Amount	$ 822	2,554,354		2,555,176
Net loss			(2,699,153)	(2,699,153)
Ending Balance, Shares at Nov. 30, 2017	35,900,419
Ending Balance, Amount at Nov. 30, 2017	$ 35,900	$ 40,776,790	$ (41,728,905)	$ (916,215)